Shareholder Fees	Dec. 22, 2025 USD ($)
T. Rowe Price Cash Reserves Fund [Member]
Prospectus [Line Items]
Maximum Account Fee	$ 20	[1]

[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.